Business combinations - Disclosure of detailed information about business combination (Details) € in Thousands, $ in Millions			12 Months Ended
	Mar. 19, 2021 EUR (€)	Mar. 06, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Sep. 28, 2018 EUR (€)
Satisfied by [Abstract]
Issue of share capital			€ (57,787)	€ 2
Contingent consideration payable	€ (9,600)
Total net cash outflow			(52,526)	€ 0	€ (5,467)
ZigZag
Disclosure of detailed information about business combination [line items]
Software	5,223
Property, plant and equipment	23
Trade and other receivables	1,886
Cash	1,680
Trade and other payables	(2,575)
Borrowings	(2,327)
Deferred tax liabilities	(1,305)
Fair value of assets and liabilities	2,605
Goodwill arising on acquisition	63,776
Consideration payable	(66,381)
Satisfied by [Abstract]
Cash consideration paid	51,879
Consideration payable	349
Contingent consideration payable	(9,596)
Put Options, Liabilities	7,400
Total net cash outflow	€ (52,526)
ZigZag | Ordinary shares
Satisfied by [Abstract]
Issue of share capital | $		$ (70.0)
ZigZag | Ordinary shares | ZZ Global Blue Holding Limited
Satisfied by [Abstract]
Issue of share capital			€ (4,557)
Refund Suisse
Disclosure of detailed information about business combination [line items]
Software						€ 53
Property, plant and equipment						13
Long-term receivables						19
Trade and other receivables						237
Current tax assets						7
Trade and other payables						(291)
Borrowings						(58)
Fair value of assets and liabilities						(20)
Goodwill arising on acquisition						7,038
Non-controlling interests						0
Consideration payable						(7,018)
Satisfied by [Abstract]
Cash consideration paid						5,467
Contingent consideration payable						€ (1,551)